Basis of Presentaton and Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Summary of disclosure in tabular form of useful lives of property plant and useful lives
The Company provides for depreciation and amortization on property and equipment using the straight-line method to allocate the cost of depreciable assets over their estimated lives as follows:

Office and Computer Equipment	3 years
Furniture and Fixtures	3 years
Leasehold Improvements	Lesser of lease term or estimated life

The Company provides for depreciation and amortization on property and equipment using the straight-line method to allocate the cost of depreciable assets over their estimated lives as follows:

Office and Computer Equipment	3 years
Furniture and Fixtures	3 years
Leasehold Improvements	Lesser of lease term or estimated life